Operating Leases - Future Minimum Base Rents to be Received (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Remaining 2020	$ 72,450	$ 288,579
2021	303,943	296,570
2022	305,905	298,582
2023	292,005	284,369
2024	251,481	248,114
Thereafter	1,137,808	1,089,718
Total	$ 2,363,592	$ 2,505,932